SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH MARCH 2004

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

03-01    GER    3800     7.5266       8.46	       Weeden & Co.
03-02    " "    1900     7.5053       8.50	       	""
03-03    " "    2000     7.4500       8.28	       	""
03-04    " "    3200     7.4681       8.38	       	""
03-05    " "    7000     7.4964	  8.55	       	""
03-08    " "    6000     7.5093       8.55	       	""
03-09    " "     800     7.4100       8.45	       	""
03-10    " "    5000     7.2998	  8.29	       	""
03-11    " "    7000     7.1009       7.99	       	""
03-12    " "    8000     6.9706       7.99	       	""
03-15    " "    5000     6.8700       7.77	       	""
03-16    " "    5000     6.8576       7.85	       	""
03-17    " "    3000     6.9500       7.92	       	""
03-18    " "     400     6.8500       7.87		     	""
03-19    " "    3000     6.8867       7.86	       	""
03-22    " "    8000     6.6700       7.67	       	""
03-23    " "    8000     6.7500       7.64	       	""
03-24    " "    4000     6.6500       7.58	       	""
03-26    " "    7000     6.8197       7.76	       	""
03-29    " "    5700     6.8904       7.89	       	""


The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          4/5/04